Note 20 - Continuing Involvement Accounting (Detail) - Continuing Involvement Accounting [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying amount of the original assets transferred [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	€ 1,050	€ 1,039
Financial assets at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit and loss	308	673
Carrying amount of the assets continued to bel recognised [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	61	64	[1]
Financial assets at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit and loss	15	17
Continuing Involvement Accounting, Associated Liabilities [Member]
Continuing Involvemnt Accounting [Line Items]
Carrying amount of associated liabilities	€ 102	€ 122	[1]

[1]	Prior year numbers have been restated following the reassessment of one trade